Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	350,000,000
Common stock, shares issued	5,486,476	5,486,476	5,525,009
Common stock, shares outstanding	5,486,476	5,486,476	5,525,009
Common stock, shares deemed dividend payable	28,971	28,971